Cash	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash
5.	Cash

Cash represent cash on hand and demand deposits placed with banks or other financial institutions, which are unrestricted as to withdrawal or use. The following table sets forth a breakdown of cash by currency denomination and jurisdiction as of December 31, 2021 and 2022.

	RMB equivalent (US$)	RMB		Total in RMB
	Overseas	China
		Non VIE	VIEs
December 31, 2021	196,642,333	1,316,167	1,453,323	199,411,823
December 31, 2022	212,158,382	1,238,532	33,364,634	246,761,548